Stockholders' Equity, Stock-Based Compensation and Accumulated Other Comprehensive Income (Loss) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' equity
Number of shares available for grant (in shares)	203,000
Restricted Stock Units
Stockholders' equity
Vesting period	3 years
Share-based compensation expense	$ 42	$ 0	$ 0
Unrecognized share-based compensation cost	$ 300
Unrecognized share-based compensation cost, period of recognition	3 years